WARRANTS (Tables)	12 Months Ended
Mar. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Share Based Compensation Stock Purchase Warrants Activity [Table Text Block]
The following is a continuity schedule of the Company’s common share purchase warrants:

		Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35

Schedule of Common Share Purchase Warrants Outstanding [Table Text Block]
The following is a summary of common share purchase warrants outstanding as of March 31, 2017:

Exercise	Number of
Price ($)	Warrants	Expiry Date
1.40	7,735,750	February 26, 2019
1.40	1,212,500	March 27, 2019
1.40	891,250	March 31, 2019
1.40	3,115,000	April 21, 2019
1.40	1,418,750	May 27, 2019
1.40	2,035,000	June 30, 2019
0.80	1,229,993	February 26, 2019
	17,638,243